Borrowings - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Senior Term Loan Facility	$ 1,103,680	$ 1,099,932
Other borrowings	104,807	102,417
Total outstanding borrowings, net of debt issue costs	1,306,009	1,299,068
Less: current portion of borrowings	(41,955)	(36,921)
Total non-current borrowings	1,264,054	1,262,147
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Senior Term Loan Facility	1,032,114	1,031,565
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
2025 Convertible Bonds	71,566	68,367
Senior Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Senior Term Loan Facility	$ 97,522	$ 96,719